Submission	Oct. 07, 2025
Submission [Line Items]
Central Index Key	0001816319
Registrant Name	Lytus Technologies Holdings PTV. Ltd.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A